Supplement to the

Fidelity® Variable Insurance Products

Financials Portfolio

Initial Class

April 29, 2023

Summary Prospectus

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information for Financials Portfolio found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.58%A,B

Distribution and/or Service (12b-1) fees	None

Other expenses	0.05%B

Total annual operating expenses	0.63%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.

B Adjusted to reflect current fees.

1 year	$ 64

3 years	$ 202

5 years	$ 351

10 years	$ 786

VFSI-SUSTK-0324-102 1.9886540.102	March 1, 2024

Supplement to the

Fidelity® Variable Insurance Products

Financials Portfolio

Investor Class

April 29, 2023

Summary Prospectus

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information for Financials Portfolio found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.66%A,B

Distribution and/or Service (12b-1) fees	None

Other expenses	0.05%B

Total annual operating expenses	0.71%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.

B Adjusted to reflect current fees.

1 year	$ 73

3 years	$ 227

5 years	$ 395

10 years	$ 883

VFS-INV-SUSTK-0324-102 1.9886521.102	March 1, 2024

Supplement to the

Fidelity® Variable Insurance Products

Financials Portfolio

Service Class 2

August 11, 2023

Summary Prospectus

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information for Financials Portfolio found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.58%A,B

Distribution and/or Service (12b-1) fees	0.25%

Other expenses	0.05%B,C

Total annual operating expenses	0.88%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.

B Adjusted to reflect current fees.

C Based on estimated amounts for the current fiscal year.

1 year	$ 90

3 years	$ 281

5 years	$ 488

10 years	$ 1,084

VFS-SC2-SUSTK-0324-100 1.9911401.100	March 1, 2024